TAXES ON INCOME	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
TAXES ON INCOME
NOTE 10:   TAXES ON INCOME

a.	Parent taxation:

Sapiens is governed under the laws of Curaçao. In addition, Sapiens is registered as an Israeli corporation for tax purposes only.

b.	Israeli taxation:

1.	Corporate tax rates in Israel:

Taxable income of Israeli companies is subject to tax at the rate of 24% in 2011, and 25% in 2012 and 2013.

On July 30, 2013, the Israeli Parliament (the Knesset) approved the second and third readings of the Economic Plan for 2013-2014 ("Amended Budget Law") which consists, among others, raising the Israeli corporate tax rate from 25% to 26.5% commencing January 1, 2014.

2.	Tax benefits under the Israel Law for the Encouragement of Capital Investments, 1959 ("the Law"):

Certain of the Company's Israeli subsidiaries have been granted "Approved Enterprise" and "Privileged Enterprise" status, which provides certain benefits, including tax exemptions and reduced tax rates. Income not eligible for Approved Enterprise and Privileged Enterprise benefits is taxed at regular rates.

 The entitlement to the above benefits is conditional upon the fulfilling of the conditions stipulated by the Laws and regulations. Should the certain Israeli subsidiaries fail to meet such requirements in the future, income attributable to their Approved Enterprise and Privileged Enterprise programs could be subject to the statutory Israeli corporate tax rate and they could be required to refund a portion of the tax benefits already received, with respect to such programs. As of December 31, 2013, management believes that these subsidiaries are in compliance with all the conditions required by the Law.

Effective January 1, 2011, the Knesset enacted the Law for Economic Policy for 2011 and 2012 (Amended Legislation), and among other things, amended the Law, ("the Amendment"). According to the Amendment, the benefit tracks in the Investment Law were modified and a flat tax rate applies to the Company's entire preferred income. The Company will be able to opt to apply (the waiver is non-recourse) the Amendment and from then on it will be subject to the amended tax rate of 16%.

3.	Tax benefits under the Law for the Encouragement of Industry (Taxation), 1969:

Management believes that certain of the Company's Israeli subsidiaries are currently qualifies as an "industrial company" under the above law and as such, is entitled to certain tax benefits including accelerated depreciation and amortization of intangible property rights for tax purposes.

4.	Foreign Exchange Regulations:

Under the Foreign Exchange Regulations, some of the Company's Israeli subsidiaries calculate their tax liability in U.S. Dollars according to certain orders. The tax liability, as calculated in U.S. Dollars is translated into NIS according to the exchange rate as of December 31st of each year.

c.	Income taxes on non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxed according to the tax laws in their respective country of residence. Neither Israeli income taxes, foreign withholding taxes nor deferred income taxes were provided in relation to undistributed earnings of the non-Israelis subsidiaries. This is because the Company intends to permanently reinvest undistributed earnings in the foreign subsidiaries in which those earnings arose. If these earnings were distributed in the form of dividends or otherwise, the Company would be subject to additional Israeli income taxes (subject to an adjustment for foreign tax credits) and non-Israeli withholding taxes.

The amount of undistributed earnings of foreign subsidiaries that are considered to be reinvested as of December 31, 2013 was $8,403 and the amount of the unrecognized deferred tax liability for temporary differences related to investments in foreign subsidiaries that were essentially permanent in duration as of December 31, 2013 was $125.

d.	Net operating losses carryforward:

As of December 31, 2013, certain subsidiaries had tax loss carry-forwards totaling approximately $  45,912 . Most of these carry-forward tax losses have no expiration date.

e.	Deferred tax assets and liabilities:

Deferred taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for tax purposes. Significant components of the Company deferred tax assets are as follows:

	December 31,
	2012	2013

Deferred tax assets:
Net operating losses carryforward	$14,351	$12,080
Research and development	3,013	2,592
Other	1,016	1,132

Deferred tax assets before valuation allowance	18,380	15,804
Valuation allowance	(8,263)	(8,324)

Deferred tax assets	10,117	7,480

Deferred tax liabilities:
Capitalized software development costs	(3,705)	(3,203)
Acquired intangibles	(3,905)	(2,854)

Deferred tax liabilities	(7,610)	(6,057)

Deferred tax assets, net	$2,507	$1,423

	December 31,
	2012	2013

Current deferred tax assets	$2,750	$2,420
Long-term deferred tax assets	608	396
Current deferred tax liabilities	(121)	-
Long-term deferred tax liabilities	(730)	(1,393)

Deferred tax assets, net	$2,507	$1,423

Long-term deferred tax assets are included within other long term assets.Current and long-term deferred tax liabilities are included within other liabilities and other long-term liabilities, respectively, in the balance sheets.

The Company has provided valuation allowances in respect of certain deferred tax assets resulting from tax loss carry forwards and other reserves and allowances due to uncertainty concerning realization of these deferred tax assets.

f.	Income before taxes on income is comprised as follows:

	Year ended December 31,
	2011	2012	2013

Domestic (Curaçao)	$(236)	$(745)	$(875)
Foreign	5,964	12,983	13,278

	$5,728	$12,238	$12,403

g.
A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income for an Israeli company, and the actual tax expense as reported in the statements of income is as follows:

	Year ended December 31,
	2011	2012	2013

Income before taxes on income, as reported in the statements of income	$5,728	$12,238	$12,403

Statutory tax rate in Israel	24%	25%	25%

Theoretical taxes on income	$1,375	$3,018	3,097
Increase (decrease) in taxes resulting from:
Effect of different tax rates	75	120	158
Utilization of carryforward tax losses for which valuation allowance was provided	(66)	(2,690)	(1,162)
Non-deductible expenses and tax exempt income	68	82	9
Recognition of deferred taxes during the year for which valuation allowance was provided in prior years	(2,040)	(1,206)	(971)
Losses and temporary differences for which valuation allowance was provided	244	421	222
Others	114	690	(542)

Taxes on income, as reported in the statements of income	$(230)	$435	$811

h.	Taxes on income (benefit) are comprised as follows:

	Year ended December 31,
	2011	2012	2013

Current	$470	$738	$400
Deferred	(700)	(303)	411

	$(230)	$435	$811

The Company's entire provision for taxes on income relates to operations in jurisdictions other than Curaçao.

i.	Uncertain tax positions:

A reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits is as follows:

	December 31,
	2012	2013

Balance at the beginning of the year	$1,566	$510
Settlement with tax authorities	(925)	-
Increase in tax positions	66	199
Decrease in tax positions	(197)	(57)

Balance at the end of the year	$510	$652

The entire balance of unrecognized tax benefits, if recognized, would reduce the Company's annual effective tax rate.

As of December 31, 2012 and 2013 accrued interest related to uncertain tax positions amounted to $ 184 and $ 200, respectively.

As of December 31, 2013, most of the Company's Israeli subsidiaries are subject to Israeli income tax audits for the tax years 2009 through 2013, to U.S. federal income tax audits for the tax years of 2009  through 2013 and to other  for the tax years of 2006 through 2013.